Consolidated Balance Sheets (Parentheticals)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss	$ 3,058,000	$ 1,449,000
Ordinary shares, authorized | shares	180,000,000
Document Period End Date	Dec. 31, 2024
Treasury Stock, Shares, Acquired | shares		0
Cash and cash equivalents	$ 70,200,000	$ 82,585,000
Short-term bank deposits	80,500,000	80,000,000
Accounts receivable, net of allowance for credit losses of $0.9 million and $0.5 million as of December 31, 2022 and December 31, 2021, respectively	152,979,000	172,009,000
Inventories	179,809,000	192,976,000
Prepaid expenses	7,630,000	7,929,000
Other current assets	21,843,000	24,596,000
Assets, Current	512,961,000	560,095,000
Property, plant and equipment, net	184,379,000	197,552,000
Goodwill	99,082,000	100,051,000
Other intangible assets, net	106,253,000	127,781,000
Operating lease right-of-use assets	32,169,000	18,895,000
Long-term investments	80,205,000	115,083,000
Other non-current assets	14,697,000	14,448,000
Assets, Noncurrent	516,785,000	573,810,000
Assets	1,029,746,000	1,133,905,000
Accounts payable	44,977,000	46,785,000
Accrued expenses and other current liabilities	39,749,000	36,656,000
Accrued compensation and related benefits	29,206,000	33,877,000
Deferred revenues - short-term	46,347,000	52,610,000
Operating lease liabilities - short term	6,935,000	6,498,000
Liabilities, Current	167,214,000	176,426,000
Deferred revenues - long-term	19,057,000	23,655,000
Deferred income taxes	507,000	723,000
Operating lease liabilities - long term	25,155,000	12,162,000
Contingent consideration	4,933,000	11,900,000
Other non-current liabilities	$ 19,889,000	$ 24,200,000
Shares, Outstanding | shares	71,716,000	69,656,000
Shares, Issued | shares	71,982,000	69,656,000